Note 13 - Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total domestic [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	€ 30,811,000,000	€ 22,607,000,000	€ 18,802,000,000
Unrealized Gains debt securities available for sale financial assets	917,000,000	935,000,000	761,000,000
Unrealized losses debt securities available for sale financial assets	(17,000,000)	(21,000,000)	(10,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	31,712,000,000	23,521,000,000	19,553,000,000
Total domestic [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	28,582,000,000	20,740,000,000	17,205,000,000
Unrealized Gains debt securities available for sale financial assets	801,000,000	830,000,000	661,000,000
Unrealized losses debt securities available for sale financial assets	(16,000,000)	(20,000,000)	(9,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	29,367,000,000	21,550,000,000	17,857,000,000
Total domestic [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Total domestic [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,363,000,000	959,000,000	793,000,000
Unrealized Gains debt securities available for sale financial assets	76,000,000	65,000,000	63,000,000
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	1,439,000,000	1,024,000,000	855,000,000
Total domestic [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	867,000,000	907,000,000	804,000,000
Unrealized Gains debt securities available for sale financial assets	40,000,000	40,000,000	37,000,000
Unrealized losses debt securities available for sale financial assets	(1,000,000)	0	(1,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	906,000,000	947,000,000	841,000,000
Mexico [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	9,107,000,000	7,790,000,000	6,299,000,000
Unrealized Gains debt securities available for sale financial assets	291,000,000	22,000,000	6,000,000
Unrealized losses debt securities available for sale financial assets	(3,000,000)	(26,000,000)	(142,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	9,395,000,000	7,786,000,000	6,163,000,000
Mexico [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	8,309,000,000	6,869,000,000	5,286,000,000
Unrealized Gains debt securities available for sale financial assets	271,000,000	18,000,000	4,000,000
Unrealized losses debt securities available for sale financial assets	(1,000,000)	(19,000,000)	(121,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	8,579,000,000	6,868,000,000	5,169,000,000
Mexico [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Mexico [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	113,000,000	77,000,000	35,000,000
Unrealized Gains debt securities available for sale financial assets	5,000,000	2,000,000	0
Unrealized losses debt securities available for sale financial assets	0	0	(1,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	118,000,000	78,000,000	34,000,000
Mexico [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	685,000,000	843,000,000	978,000,000
Unrealized Gains debt securities available for sale financial assets	15,000,000	2,000,000	2,000,000
Unrealized losses debt securities available for sale financial assets	(2,000,000)	(6,000,000)	(20,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	698,000,000	840,000,000	961,000,000
United States [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,642,000,000	11,376,000,000	14,507,000,000
Unrealized Gains debt securities available for sale financial assets	52,000,000	68,000,000	47,000,000
Unrealized losses debt securities available for sale financial assets	(3,000,000)	(51,000,000)	(217,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	4,691,000,000	11,393,000,000	14,338,000,000
United States [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,307,000,000	8,570,000,000	11,227,000,000
Unrealized Gains debt securities available for sale financial assets	9,000,000	42,000,000	37,000,000
Unrealized losses debt securities available for sale financial assets	(1,000,000)	(12,000,000)	(135,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	2,315,000,000	8,599,000,000	11,130,000,000
United States [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,307,000,000	5,595,000,000	7,285,000,000
Unrealized Gains debt securities available for sale financial assets	9,000,000	32,000,000	29,000,000
Unrealized losses debt securities available for sale financial assets	(1,000,000)	(2,000,000)	(56,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	2,315,000,000	5,624,000,000	7,258,000,000
United States [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	2,975,000,000	3,942,000,000
Unrealized Gains debt securities available for sale financial assets	0	10,000,000	8,000,000
Unrealized losses debt securities available for sale financial assets	0	(10,000,000)	(79,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	2,975,000,000	3,872,000,000
United States [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
United States [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	186,000,000	122,000,000	49,000,000
Unrealized Gains debt securities available for sale financial assets	3,000,000	2,000,000	1,000,000
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	188,000,000	124,000,000	50,000,000
United States [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,149,000,000	2,684,000,000	3,231,000,000
Unrealized Gains debt securities available for sale financial assets	40,000,000	24,000,000	9,000,000
Unrealized losses debt securities available for sale financial assets	(2,000,000)	(39,000,000)	(82,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	2,187,000,000	2,670,000,000	3,158,000,000
Turkey [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,456,000,000	3,752,000,000	4,164,000,000
Unrealized Gains debt securities available for sale financial assets	90,000,000	38,000,000	20,000,000
Unrealized losses debt securities available for sale financial assets	(73,000,000)	(76,000,000)	(269,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	3,473,000,000	3,713,000,000	3,916,000,000
Turkey [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,456,000,000	3,752,000,000	4,007,000,000
Unrealized Gains debt securities available for sale financial assets	90,000,000	38,000,000	20,000,000
Unrealized losses debt securities available for sale financial assets	(73,000,000)	(76,000,000)	(256,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	3,473,000,000	3,713,000,000	3,771,000,000
Turkey [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Turkey [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	157,000,000
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	(13,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	145,000,000
Turkey [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0	0	0
Unrealized Gains debt securities available for sale financial assets	0	0	0
Unrealized losses debt securities available for sale financial assets	0	0	0
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	0	0	0
Other countries [Member] | Total Member
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	18,340,000,000	11,870,000,000	9,551,000,000
Unrealized Gains debt securities available for sale financial assets	739,000,000	554,000,000	319,000,000
Unrealized losses debt securities available for sale financial assets	(42,000,000)	(106,000,000)	(130,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	19,037,000,000	12,318,000,000	9,740,000,000
Other countries [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	10,458,000,000	6,963,000,000	4,510,000,000
Unrealized Gains debt securities available for sale financial assets	502,000,000	383,000,000	173,000,000
Unrealized losses debt securities available for sale financial assets	(17,000,000)	(78,000,000)	(82,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	10,943,000,000	7,269,000,000	4,601,000,000
Other countries [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,599,000,000	1,005,000,000	987,000,000
Unrealized Gains debt securities available for sale financial assets	21,000,000	9,000,000	2,000,000
Unrealized losses debt securities available for sale financial assets	(8,000,000)	(4,000,000)	(4,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	1,611,000,000	1,010,000,000	986,000,000
Other countries [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,521,000,000	1,795,000,000	1,856,000,000
Unrealized Gains debt securities available for sale financial assets	116,000,000	109,000,000	111,000,000
Unrealized losses debt securities available for sale financial assets	(8,000,000)	(12,000,000)	(20,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	2,629,000,000	1,892,000,000	1,947,000,000
Other countries [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,762,000,000	2,106,000,000	2,197,000,000
Unrealized Gains debt securities available for sale financial assets	100,000,000	53,000,000	33,000,000
Unrealized losses debt securities available for sale financial assets	(8,000,000)	(12,000,000)	(25,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	3,854,000,000	2,147,000,000	2,206,000,000
Total foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	35,545,000,000	34,788,000,000	34,521,000,000
Unrealized Gains debt securities available for sale financial assets	1,172,000,000	681,000,000	392,000,000
Unrealized losses debt securities available for sale financial assets	(120,000,000)	(259,000,000)	(758,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	36,596,000,000	35,210,000,000	34,157,000,000
Total Domestic Foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	66,356,000,000	57,395,000,000	53,323,000,000
Unrealized Gains debt securities available for sale financial assets	2,089,000,000	1,617,000,000	1,153,000,000
Unrealized losses debt securities available for sale financial assets	(137,000,000)	(280,000,000)	(768,000,000)
FairValueDebtSecuritiesAvailableForSaleFinancialAssets	€ 68,308,000,000	€ 58,731,000,000	€ 53,709,000,000